Lease Liabilities (Details)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Office lease contracts term	3 years
Lease terms	12 months
Weighted average incremental borrowing rate	4.31%	4.31%